Consolidated Statements of Changes In Equity (Deficit) - USD ($) $ in Thousands	Share capital and premium	Treasury shares	Share options	Reserve for transactions with noncontrolling interests	Reserve for share-based payment transactions	Reserve for remeasurement of defined benefit plan	Foreign currency translation adjustments	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Dec. 31, 2022	$ 81,620	$ (1,230)	$ 10,291	$ 76	$ 18,172	$ (762)	$ (2,712)	$ (99,042)	$ 6,413	$ 2,397	$ 8,810
Total loss								(87,446)	(87,446)	810	(86,636)
Other comprehensive loss						92	(878)		(786)	(62)	(848)
Total comprehensive income (loss)						92	(878)	(87,446)	(88,232)	748	(87,484)
Warrants exercise	286		(52)						234		234
Options exercise	2,893				(1,122)				1,771		1,771
Issuance of shares to Equity line of Credit (“ELOC’)	1,570								1,570		1,570
Conversion of convertible loans	6,143								6,143		6,143
Issuance of shares and warrants related to the PIPE, net of issuance expenses	3,557								3,557		3,557
Issuance of shares and warrants	110		679	(76)					712		712
Issuance of shares related to RNER merger transaction (Note 5)	7,208								7,208		7,208
Dividend distribution to non-controlling interests										(369)	(369)
Cost of share-based payment					7,115				7,115		7,115
Balance at Dec. 31, 2023	103,386	(1,230)	10,918		24,165	(670)	(3,590)	(186,488)	(53,509)	2,776	(50,733)
Total loss								(39,757)	(39,757)	726	(39,031)
Other comprehensive loss						168	(192)		(24)	(50)	(74)
Total comprehensive income (loss)						168	(192)	(39,757)	(39,781)	676	(39,105)
Warrants exercise	3,422								3,422		3,422
Options exercise	143				(142)				1		1
Conversion of convertible loans	7,876								7,876		7,876
Issuance of shares	2,420								2,420		2,420
Transactions with Non controlling interest				(3,286)					(3,286)	(3,482)	(6,768)
Cost of share-based payment					2,070				2,070		2,070
Balance at Dec. 31, 2024	117,247	(1,230)	10,918	(3,286)	26,093	(502)	(3,782)	(226,245)	(80,787)	(30)	(80,817)
Total loss								(119,787)	(119,787)	(3)	(119,790)
Other comprehensive loss						43	(9,089)		(9,046)	(1)	(9,047)
Total comprehensive income (loss)						43	(9,089)	(119,787)	(128,833)	(4)	(128,837)
Cashless exercise of liability warrants	3,130								3,130		3,130
Conversion of convertible loans	32,348								32,348		32,348
Issuance of Prefunded warrants	10,164		2,628						12,792		12,792
Reclassification of warrants from liability to equity			10,529						10,529		10,529
Share-based payment issued for services	2,958		98						3,056		3,056
Issuance of shares in consideration of BlackSwan acquisition	23,549		1,765						25,314		25,314
Conversion of convertible loans	275								275		275
Cost of share-based payment	3,351				3,189				6,540		6,540
Balance at Dec. 31, 2025	$ 193,022	$ (1,230)	$ 25,938	$ (3,286)	$ 29,282	$ (459)	$ (12,871)	$ (346,032)	$ (115,636)	$ (34)	$ (115,670)